Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended	153 Months Ended	246 Months Ended
	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026	Jan. 31, 2026
C000021867
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	4.13%	3.25%	3.88%		7.93%
C000021869
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.69%	3.70%	3.86%		7.93%
C000128774
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000021870
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000021867
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	4.48%	4.50%		8.18%
Without Sales Load [Member] | C000021869
Average Annual Return [Line Items]
Average Annual Return, Percent	9.69%	3.70%	3.86%		7.93%
Without Sales Load [Member] | C000128774
Average Annual Return [Line Items]
Average Annual Return, Percent	10.85%	4.79%	4.81%	5.06%
Without Sales Load [Member] | C000021870
Average Annual Return [Line Items]
Average Annual Return, Percent	10.73%	4.73%	4.75%		8.71%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	19.58%	12.87%	13.11%		0.00%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	19.58%	12.87%	13.11%		0.00%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	19.58%	12.87%	13.11%	0.00%
NATIXIS INDEX: MSCI World Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index (Net)
Average Annual Return, Percent	19.58%	12.87%	13.11%		0.00%
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	11.74%	3.69%	4.09%		0.00%
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	11.74%	3.69%	4.09%		0.00%
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	11.74%	3.69%	4.09%	0.00%
NATIXIS INDEX: FTSE EPRA Nareit Developed Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE EPRA Nareit Developed Index (Net)
Average Annual Return, Percent	11.74%	3.69%	4.09%		0.00%